Financial instruments - Hedging reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Hedging Reserve of cash flow hedges [Roll Forward]
Balance at beginning of the year	$ 189	$ (125)
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	(4,746)	512
Losses (gains) reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	1,993	(130)
Deferred income tax recovery (expense)	68	(68)
Balance at end of the year	$ (2,496)	$ 189